Payables, Accruals and Provisions	12 Months Ended
Dec. 31, 2020
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Payables, Accruals and Provisions
Note 21: Payables, Accruals and Provisions

	December 31,

	2020	2019
Trade payables	217	265
Current tax liabilities (1)	251	124
Accruals	761	801
Provisions (see note 22)	111	119
Other current liabilities	70	64
Total payables, accruals and provisions	1,410	1,373
(1) Includes $214 million (2019 – $204 million) of uncertain tax positions, that were net of tax receivables in the same jurisdictions.